UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period: 1/31/09

Item 1.  Schedule of Investments.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2009
					Market
Security	Shares				Value
COMMON STOCK - 1.79%
Insurance - 1.79%
Berkshire Hathaway, Inc. Class B	121				$ 361,669

TOTAL COMMON STOCK (Cost $537,518)					361,669

	Principal	Interest		Maturity
	Amount	Rate		Date
CONVERTIBLE BONDS - 93.62%
Aerospace & Defense - 7.66%
AAR Corp.	$ 756,000	1.750%		02/01/26	597,240
L-3 Communications Holdings, Inc.	500,000	3.000%		08/01/35	525,000
Triumph Group, Inc.	425,000	2.625%		10/01/26	429,781
					1,552,021
Agriculture - 2.98%
Archer-Daniels-Midland Co.	650,000	0.875%		02/15/14	604,500

Biotechnology - 8.70%
Amgen, Inc.	700,000	0.375%		02/01/13	636,125
Amgen, Inc.	150,000	0.125%		02/01/11	140,250
Life Technologies Corp.	500,000	2.000%		08/01/23	483,125
OSI Pharmaceuticals, Inc.	600,000	3.000%		01/15/38	502,500
					1,762,000
Distribution/Wholesale - 2.40%
Tech Data Corp.	600,000	2.750%		12/15/26	485,250

Diversified Manufacturing - 3.72%
3M Co.	1,000,000	1.327%	+	11/21/32	753,750

Coal - 2.26%
Alpha Natural Resources, Inc.	685,000	2.375%		04/15/15	458,950

Computers - 3.37%
EMC Corp.	700,000	1.750%		12/01/11	682,500

Electrical Component & Equipment - 7.62%
EnerSys	850,000	5.968%	+	06/01/38	471,750
Energy Conversion Devices, Inc.	1,050,000	3.000%		06/15/13	618,188
JA Solar Holdings Co., Ltd.	1,100,000	4.500%		05/15/13	452,375
					1,542,313
Electronics - 1.64%
FEI Co.	400,000	2.875%		06/01/13	331,000

Forest Products & Paper - 1.31%
Rayonier, Inc.	288,000	3.750%		10/15/12	265,680

Healthcare Products - 11.94%
Beckman Coulter, Inc.	500,000	2.500%		12/15/36	478,125
Henry Schein, Inc.	550,000	3.000%		08/15/34	572,277
Medtronics, Inc.	600,000	1.500%		04/15/11	561,000
Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2009
	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Healthcare Products - 11.94% (Continued)
Molina Healthcare, Inc.	$ 1,250,000	3.750%		10/01/14	$ 804,688
					2,416,090
Machinery - 1.94%
AGCO Corp.	500,000	1.250%		12/15/36	392,500

Media - 2.36%
Liberty Media Corp.	615,000	3.125%		03/30/23	477,394

Mining - 3.88%
Placer Dome, Inc.	500,000	2.750%		10/15/23	785,000

Oil & Gas - 7.66%
Hornbeck Offshore Services, Inc.	700,000	4.351%		11/15/27	408,763
Nabors Industries, Inc.	550,000	0.940%		05/15/11	477,125
Transocean, Inc.	250,000	1.500%		12/15/37	206,875
Transocean, Inc.	575,000	1.500%		12/15/37	457,843
					1,550,606
Pharmaceutical - 5.10%
Teva Pharmaceuticals Finance LLC	650,000	0.250%		02/01/26	647,562
Watson Pharmaceuticals, Inc.	400,000	1.750%		03/15/23	384,000
					1,031,562
REITS-Hotels - 1.96%
Hospitality Properties Trust	630,000	3.800%		03/15/27	396,113

REITS-Shopping Centers - 3.75%
Boston Properties LP	600,000	3.750%		05/15/36	459,000
Developers Diversified Realty Corp.	700,000	3.000%		03/15/12	299,250
					758,250
REITS-Single Tenant - 2.35%
National Retail Properties, Inc.	100,000	5.125%		06/15/28	75,250
National Retail Properties, Inc.	500,000	3.950%		09/15/26	401,250
					476,500
REITS-Warehouse/Industry - 1.11%
Prologis	425,000	2.250%		04/01/37	224,719

Retail - 4.09%
Best Buy Co.	400,000	2.250%		01/15/22	363,000
TJX Companies, Inc.	600,000	2.140%		02/13/21	465,599
					828,599
Telecommunications - 3.31%
Arris Group, Inc.	650,000	2.000%		11/15/26	445,640
NII Holdings, Inc.	250,000	2.750%		08/15/25	223,609
					669,249
Transportation - 2.51%
Bristow Group, Inc.	800,000	3.000%		06/15/38	509,000

TOTAL CONVERTIBLE BONDS (Cost $20,170,437)					18,953,546

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2009
		Interest		Maturity	Market
Security	Shares	Rate		Date	Value

SHORT TERM INVESTMENTS - 11.22%
Milestone Treasury Obligation Portfolio- Institutional Class	2,271,618	0.25%	+		$ 2,271,618

TOTAL SHORT TERM INVESTMENTS (Cost $2,271,618)					2,271,618

Total Investments (Cost $22,979,573) - 106.63%					21,586,833
Liabilities in Excess of Other Assets - (6.63)%					(1,342,321)
NET ASSETS - 100.00%					$ 20,244,512
_______
+Variable rate security. Interest rate shown is as of January 31, 2009.
REIT- Real Estate Investment Trust

At January 31, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost					$ 827,014
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value					(2,219,754)
Net unrealized depreciation					$ (1,392,740)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	2,633,287	0
Level 2 - Other Significant Observable Inputs	18,953,546	0
Level 3 - Significant Unobservable Inputs	0	0
Total	21,586,833	0

*Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

4/1/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

     Greg Miller

     President and Treasurer, Miller Investment Trust

Date

4/1/09